Davis New York Venture Fund

October 31, 2022

THE EQUITY SPECIALISTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.55%)
COMMUNICATION SERVICES – (9.03%)
Media & Entertainment – (9.03%)
Alphabet Inc., Class A *	1,792,020	$169,363,810
Alphabet Inc., Class C *	1,199,160	113,512,486
ASAC II L.P. *(a)(b)	4,156,451	4,073,322
IAC Inc. *	760,850	37,038,178
Liberty TripAdvisor Holdings, Inc., Series A *	162,266	180,115
Meta Platforms, Inc., Class A *	1,864,697	173,715,173
Vimeo, Inc. *	922,873	3,506,917
	Total Communication Services	501,390,001
CONSUMER DISCRETIONARY – (6.93%)
Retailing – (6.93%)
Amazon.com, Inc. *	1,546,020	158,374,289
Coupang, Inc., Class A (South Korea)*	3,205,357	55,356,515
JD.com, Inc., Class A, ADR (China)	2,707,709	100,970,469
Naspers Ltd. - N (South Africa)	72,409	7,490,131
Prosus N.V., Class N (Netherlands)	1,435,951	62,496,202
	Total Consumer Discretionary	384,687,606
CONSUMER STAPLES – (1.66%)
Food, Beverage & Tobacco – (1.66%)
Darling Ingredients Inc. *	1,174,379	92,165,264
	Total Consumer Staples	92,165,264
FINANCIALS – (52.49%)
Banks – (24.37%)
Danske Bank A/S (Denmark)	7,701,637	124,300,739
DBS Group Holdings Ltd. (Singapore)	11,138,395	269,096,573
JPMorgan Chase & Co.	1,403,824	176,713,365
U.S. Bancorp	6,148,720	261,013,164
Wells Fargo & Co.	11,348,882	521,935,084
		1,353,058,925
Diversified Financials – (21.38%)
Capital Markets – (4.95%)
Bank of New York Mellon Corp.	4,460,667	187,838,688
Julius Baer Group Ltd. (Switzerland)	1,819,760	87,176,199
		275,014,887
Consumer Finance – (7.78%)
American Express Co.	253,781	37,673,789
Capital One Financial Corp.	3,721,093	394,510,280
		432,184,069
Diversified Financial Services – (8.65%)
Berkshire Hathaway Inc., Class A *	1,079	480,208,950
		1,187,407,906
Insurance – (6.74%)
Life & Health Insurance – (3.39%)
AIA Group Ltd. (Hong Kong)	12,127,390	91,847,832
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	24,082,800	96,335,495
		188,183,327
Property & Casualty Insurance – (3.35%)
Chubb Ltd.	581,200	124,894,068
Loews Corp.	511,879	29,187,340

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	26,706	$32,210,107
		186,291,515
		374,474,842
	Total Financials	2,914,941,673
HEALTH CARE – (11.04%)
Health Care Equipment & Services – (7.45%)
Cigna Corp.	1,064,639	343,942,275
Quest Diagnostics Inc.	487,320	70,003,518
		413,945,793
Pharmaceuticals, Biotechnology & Life Sciences – (3.59%)
Viatris Inc.	19,664,700	199,203,411
	Total Health Care	613,149,204
INDUSTRIALS – (2.48%)
Capital Goods – (1.60%)
Orascom Construction PLC (United Arab Emirates)	1,446,001	4,114,599
Owens Corning	986,421	84,447,502
		88,562,101
Commercial & Professional Services – (0.01%)
China Index Holdings Ltd., Class A, ADR (China)*	436,699	349,272
Transportation – (0.87%)
DiDi Global Inc., Class A, ADS (China)*	24,895,558	48,546,338
	Total Industrials	137,457,711
INFORMATION TECHNOLOGY – (11.20%)
Semiconductors & Semiconductor Equipment – (10.22%)
Applied Materials, Inc.	2,640,230	233,105,907
Intel Corp.	4,617,380	131,272,113
Texas Instruments Inc.	1,265,320	203,248,352
		567,626,372
Technology Hardware & Equipment – (0.98%)
Samsung Electronics Co., Ltd. (South Korea)	1,304,150	54,383,453
	Total Information Technology	622,009,825
MATERIALS – (3.72%)
OCI N.V. (Netherlands)	2,258,354	86,415,981
Teck Resources Ltd., Class B (Canada)	3,947,622	120,165,614
	Total Materials	206,581,595
TOTAL COMMON STOCK – (Identified cost $4,013,536,780)		5,472,382,879

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.98%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.05%, 11/01/22, dated 10/31/22, repurchase value of $29,733,519 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.70%-9.50%, 03/15/23-09/20/70, total market value $30,325,620)	$29,731,000	$29,731,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.04%, 11/01/22, dated 10/31/22, repurchase value of $24,750,090 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-6.50%, 02/01/24-10/01/52, total market value $25,242,960)	24,748,000	24,748,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $54,479,000)		54,479,000
	Total Investments – (99.53%) – (Identified cost $4,068,015,780)		5,526,861,879
	Other Assets Less Liabilities – (0.47%)		26,369,323
		Net Assets – (100.00%)	$5,553,231,202

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,073,322 or 0.07% of the Fund's net assets as of October 31, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
October 31, 2022 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Adviser’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$497,316,679	$–	$4,073,322	$501,390,001
Consumer Discretionary	384,687,606	–	–	384,687,606
Consumer Staples	92,165,264	–	–	92,165,264
Financials	2,914,941,673	–	–	2,914,941,673
Health Care	613,149,204	–	–	613,149,204
Industrials	137,457,711	–	–	137,457,711
Information Technology	622,009,825	–	–	622,009,825
Materials	206,581,595	–	–	206,581,595
Short-Term Investments	–	54,479,000	–	54,479,000
Total Investments	$5,468,309,557	$54,479,000	$4,073,322	$5,526,861,879

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2022 was $2,078. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2022	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance at October 31, 2022
Investments in Securities:
Common Stock	$4,071,244	$–	$2,078	–	$–	$4,073,322
Total Level 3	$4,071,244	$–	$2,078	$–	$–	$4,073,322

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	October 31, 2022	Technique	Input	Amount	an Increase in Input
Investments in Securities:
Common Stock	$4,073,322	Discounted Cash Flow	Annualized Yield	4.185%	Decrease
Total Level 3	$4,073,322

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments - (Continued)
October 31, 2022 (Unaudited)

Federal Income Taxes

At October 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,091,979,318
Unrealized appreciation	2,301,028,033
Unrealized depreciation	(866,145,472)
Net unrealized appreciation	$1,434,882,561

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.